Intangible assets, net - Schedule of amortization expenses related to intangible assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Intangible assets, net
2024	$ 5
2025	5
2026	5
2027	5
2028	5
2029 and thereafter	$ 4